10.Deferred and recoverable taxes	12 Months Ended
Dec. 31, 2018
Deferred And Recoverable Taxes
Deferred and recoverable taxes

10.Deferred and recoverable taxes

10.1.      Recoverable taxes

	12/31/2018	12/31/2017
Prepaid and recoverable income taxes (*)	268,428	66,786
Withholding income tax (IRRF)	4,744	7,308
PIS and COFINS (*)	163,921	408
Withholding tax of public institutions	6,812	6,127
Value added tax (IVA)	5,649	5,431
Other	7,115	4,195
Total	456,669	90,255

Current	360,796	83,210
Noncurrent	95,873	7,045

(*) In 2018, the subsidiaries Smiles Fidelidade and GLA recorded extemporaneous tax credits of income tax, social contribution, PIS and COFINS related to the last five fiscal years in the amounts of R$262,252 and R$128,942, respectively, of which R$43,222 was used in the year ended December 31, 2018.

10.2.  Deferred tax assets (liabilities)

The positions of deferred assets and liabilities presented below comply with the legal rights to offset, which consider taxes recorded by the same tax entity for the same tax authority.

	12/31/2018	12/31/2017
Net operating losses carryforward:
Income tax losses	75,367	129,316
Negative basis of social contribution	27,132	46,555

Temporary differences:
Allowance for doubtful accounts and other credits	72,845	63,585
Breakage provision	(172,869)	-
Provision for losses on GLA’s acquisition	143,350	143,350
Provision for legal proceedings and tax liabilities	94,137	83,263
Provision for aircraft return	62,642	68,438
Derivative transactions	5,335	9,603
Tax benefit due to goodwill amortization	-	14,588
Slots	(353,226)	(353,226)
Depreciation of engines and spare parts	(174,129)	(167,913)
Reversal of goodwill amortization on GLA’s acquisition	(127,659)	(127,659)
Aircraft leases	30,956	34,660
Other	162,651	143,949
Total deferred taxes, net	(153,468)	88,509

Deferred tax assets	73,822	276,514
Deferred tax liabilities	(227,290)	(188,005)

The Company and its subsidiaries GLA and Smiles have net operating losses carryforward, comprised of accumulated income tax losses and negative basis of social contribution. The net operating loss carryforwards do not expire; however, their use is limited to 30% of the annual taxable income. Net operating loss carryforwards balances are as follows:

	GLAI		GLA		Smiles
	12/31/2018	12/31/2017	12/31/2018	12/31/2017	12/31/2018	12/31/2017
Income tax losses	170,418	172,547	5,631,209	4,134,099	522,743	758,289
Negative basis of social contribution	170,418	172,547	5,631,209	4,134,099	522,743	758,289

The Company’s Management considers that the deferred assets recognized as of December 31, 2018 arising from temporary differences will be realized in connections with the realization of the deferred tax liabilities and the expectation of future results.

The analysis of the realization of deferred tax assets was prepared on a company basis, as follows:

GLAI: the Company has tax credits of R$59,054, of which R$57,942 is related to net operating loss carryforwards and R$1,112 is related to temporary differences, with realization supported by the Company’s long-term plan. The Company reassessed its projections and did not recognize deferred tax assets for an amount of R$34,845 related to net operating loss carryforwards.

GLA: GLA has tax credits on net operating loss carryforwards of R$1,914,611. The Company’s Management reviewed the projections of tax loss carryforwards and recorded deferred taxes on tax loss carryforwards in the amount of R$7,438 in the year ended December 31, 2018. In view of instability of the political and economic environments, fluctuations in the U.S. dollar exchange rate and other variables that may affect the projections of future results, as well as the history of losses in recent years, the company did not recognize a deferred tax asset for an amount of R$1,907,173 related to net operating loss carryforwards. The Company expects to partially realize this amount over the next 10 years, according to the projections of future results in line with its business plan.

Smiles Fidelidade: As of July 1, 2017, Smiles Fidelidade S.A. incorporated Smiles S.A. and, based on the projections of future taxable income, recognized a deferred tax asset on income and social contribution tax on tax loss carryforward in the amount of R$193,020. The reported amount corresponds exclusively to the amounts expected to be realized, pursuant to internal assessments carried out by the Company’s Management. On December 31, 2018, the outstanding amount was R$71,964 and will be realized within the next 12 months.

The reconciliations of effective income tax and social contribution rates for the years ended December 31, 2018, 2017 and 2016 are as follows:

	12/31/2018	12/31/2017 (As restated)	12/31/2016 (As restated)
Income (loss) before income taxes	(482,596)	70,604	1,357,788
Income tax and social contribution tax rate	34%	34%	34%
Income at the statutory combined tax rate	164,083	(24,005)	(461,648)

Adjustments to calculate the effective tax rate:
Equity pick up method	132	185	(435)
Tax income (losses) from wholly-owned subsidiaries	201,043	(106,533)	56,239
Income tax on permanent differences and other	161,815	(65,718)	3,803
Nondeductible expenses, net	-	-	(41,913)
Exchange variation on foreign investments	(173,964)	(20,225)	242,190
Interest attributable to shareholders’ equity	6,998	4,817	3,543
Benefit on tax losses and temporary differences constituted (not constituted)	(653,343)	291,002	(60,837)
Use of tax losses in tax installment payment programs (*)	(3,892)	227,690	-
Total income taxes	(297,128)	307,213	(259,058)

Income taxes
Current	(52,139)	(239,846)	(257,944)
Deferred	(244,989)	547,059	(1,114)
Total income taxes	(297,128)	307,213	(259,058)

(*) On March 10, 2017, the subsidiary GLA adhered to the Tax Regularization Program (“PRT”), including tax debts that matured on November 30, 2016. The PRT program was consolidated on June 29, 2018, which resulted in reduced debt and lower use of tax credit.

On January 1, 2018, the Company recorded a tax effect of R$880 related to the initial adoption of IFRS 9 on the allowance for doubtful accounts under equity. For further information, see Note 4.25.2.